Quarterly Report
March 31, 2026
Elfun International Equity Fund

Elfun International Equity Fund
Quarterly Report
March 31, 2026
Table of Contents

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun International Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 96.5% †
Belgium - 1.3%
KBC Group NV	16,824	$2,052,619
Brazil - 1.0%
Embraer SA ADR	25,926	1,538,449
Canada - 2.1%
Brookfield Corp.	54,702	2,209,560
Teck Resources Ltd., Class B (a)	22,962	1,186,314
		3,395,874
Denmark - 2.8%
Coloplast AS, Class B	30,527	2,072,989
Novo Nordisk AS, Class B	64,327	2,346,680
		4,419,669
France - 15.3%
Air Liquide SA	18,789	3,871,393
AXA SA	50,080	2,293,985
BNP Paribas SA	29,604	2,811,278
Cie de Saint-Gobain SA	23,584	1,946,457
EssilorLuxottica SA	10,437	2,424,402
LVMH Moet Hennessy Louis Vuitton SE	5,985	3,261,364
Safran SA	11,808	3,851,721
Schneider Electric SE	14,298	3,882,213
		24,342,813
Germany - 9.3%
adidas AG	8,542	1,378,214
Infineon Technologies AG	49,027	2,217,140
Rheinmetall AG	1,259	2,116,957
RWE AG	51,538	3,456,464
SAP SE	14,832	2,520,612
Siemens Energy AG	18,169	3,123,339
		14,812,726
Hong Kong - 2.0%
AIA Group Ltd.	291,767	3,242,331
Ireland - 1.3%
Experian PLC	62,471	2,153,150
Japan - 18.6%
Daikin Industries Ltd.	19,300	2,309,372
Disco Corp.	6,200	2,520,900
Hoya Corp.	11,952	2,066,989
Keyence Corp.	8,900	3,159,908
Komatsu Ltd.	60,300	2,395,369
Mitsubishi UFJ Financial Group, Inc.	308,826	5,216,979
Murata Manufacturing Co. Ltd.	95,173	2,130,249
Recruit Holdings Co. Ltd.	42,300	1,838,548
Sony Group Corp.	190,800	3,967,167
Tokio Marine Holdings, Inc.	85,894	4,022,187
		29,627,668
Netherlands - 7.6%
ASML Holding NV	4,864	6,447,506
ING Groep NV	159,245	4,120,416
Universal Music Group NV	80,168	1,551,211
		12,119,133
Singapore - 1.9%
United Overseas Bank Ltd.	107,300	3,060,947
	Number of Shares	Fair Value
Spain - 2.7%
Cellnex Telecom SA (b)(c)	67,759	$2,171,892
Industria de Diseno Textil SA	37,801	2,193,402
		4,365,294
Sweden - 1.7%
Assa Abloy AB, Class B	73,881	2,653,932
Switzerland - 9.0%
Alcon AG	30,346	2,282,585
DSM-Firmenich AG	26,853	1,914,570
Nestle SA	37,191	3,630,169
Roche Holding AG	11,780	4,678,180
Sika AG	11,360	1,871,044
		14,376,548
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	1,619,367
United Kingdom - 16.6%
AstraZeneca PLC	24,892	4,849,357
Coca-Cola Europacific Partners PLC	34,197	3,100,642
Croda International PLC	51,790	1,937,652
London Stock Exchange Group PLC	37,045	4,358,361
Prudential PLC	179,236	2,482,711
Rentokil Initial PLC	429,877	2,657,906
Shell PLC	91,010	4,199,525
Standard Chartered PLC	134,652	2,795,738
		26,381,892
United States - 2.3%
MercadoLibre, Inc. (c)	831	1,436,816
Sunbelt Rentals Holdings, Inc.	35,383	2,248,770
		3,685,586
Total Common Stock (Cost $100,932,371)		153,847,998
Short-Term Investments - 3.4%
State Street Institutional Treasury Money Market Fund - Premier Class 3.60% (d)(e)	2,907,181	2,907,181
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (d)(e)	2,419,066	2,419,066
Total Short-Term Investments (Cost $5,326,247)		5,326,247
Total Investments (Cost $106,258,618)		159,174,245
Other Assets and Liabilities, net - 0.1%		189,264
NET ASSETS - 100.0%		$159,363,509
See Notes to Schedule of Investments.

Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2026	8	$1,166,386	$1,160,440	$(5,946)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(b)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At March 31, 2026, these
securities amounted to $2,171,892 or 1.36% of the net
assets of the Elfun International Equity Fund.

(c)	Non-income producing security.
(d)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$9,471,781	$144,376,217	$—	$153,847,998
Short-Term Investments	5,326,247	—	—	5,326,247
Total Investments in Securities	$14,798,028	$144,376,217	$—	$159,174,245
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(5,946)	—	—	(5,946)
Total Other Financial Instruments	$(5,946)	$—	$—	$(5,946)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	2,489,433	$2,489,433	$3,472,147	$3,054,399	$—	$—	2,907,181	$2,907,181	$21,693
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,023,286	2,023,286	3,450,180	3,054,400	—	—	2,419,066	2,419,066	17,660
TOTAL		$4,512,719	$6,922,327	$6,108,799	$—	$—		$5,326,247	$39,353
See Notes to Schedule of Investments.

2	Elfun International Equity Fund

Elfun International Equity Fund
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value,
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Elfun International Equity Fund
Notes to Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2026, the Fund entered into futures contracts for the Equitization of Cash.
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